Fair Value Measurements (Details 2) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Fair value adjustments for warrant liabilities	$ 36,583	$ 58,413	$ (2,610,465)	$ 740,605
Fair Value, Inputs, Level 3 [Member]
Beginning balance			3,125,393	916,621
Issuance of new warrants				214,288
Fair value adjustments for warrant liabilities			2,610,465	(740,605)
Reclassification to stockholder's equity			(5,695,935)
Ending balance	$ 39,923	$ 390,304	$ 39,923	$ 390,304